SCHEDULE OF FINANCIAL ASSET WITH CASH AND TRADE ACCOUNTS RECEIVABLE (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and Cash Equivalents	$ 8,470	$ 5,397	$ 362
Cash restricted	60	192
Trade receivables	857	196	244
Other Accounts Receivable	434	353	$ 1,260
Total	$ 9,821	$ 6,138